Provisions and Others - Schedule of Provisions and Others (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Provisions and Others [Line Items]
Beginning balance	$ 804,748	[1]	$ 793,412		$ 118,468
Additions for subsidiaries’ acquisition					699,584
Increases	4,471,051		4,571,448		4,566,198
Payments	(4,526,881)		(4,560,112)		(4,589,782)
Foreign currency translation					(1,056)
Ending balance	748,918		804,748	[1]	793,412
Commissions, promotions and other [Member]
Schedule of Provisions and Others [Line Items]
Beginning balance	561,191		491,353		113,431
Additions for subsidiaries’ acquisition					360,280
Increases	3,730,775		3,880,325		4,030,497
Payments	(3,755,329)		(3,810,487)		(4,012,720)
Foreign currency translation					(135)
Ending balance	536,637		561,191		491,353
Bonuses and other employee benefits [Member]
Schedule of Provisions and Others [Line Items]
Beginning balance	8,771		26,403		4,537
Additions for subsidiaries’ acquisition
Increases	78,534		19,025		74,764
Payments	(43,430)		(36,657)		(52,898)
Foreign currency translation
Ending balance	43,875		8,771		26,403
Professional services fees [Member]
Schedule of Provisions and Others [Line Items]
Beginning balance	47,795		57,292		500
Additions for subsidiaries’ acquisition					62,990
Increases	29,112		56,990		48,292
Payments	(44,488)		(66,487)		(54,490)
Foreign currency translation
Ending balance	32,419		47,795		57,292
Other provisions [Member]
Schedule of Provisions and Others [Line Items]
Beginning balance	186,991		218,364
Additions for subsidiaries’ acquisition					276,314
Increases	632,630		615,108		412,645
Payments	(683,634)		(646,481)		(469,674)
Foreign currency translation					(921)
Ending balance	$ 135,987		$ 186,991		$ 218,364

[1]	Details of the restatement are shown in note 2b.